Initial Public Offering (Details)	May 04, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in each unit	1
Number of redeemable warrants in each unit issued in public offering	0.3333
IPO
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, new issues (in shares)	34,500,000
Shares issued (in usd per share) | $ / shares	$ 10.00
Public Warrant, Class A common stock exercise price per share (in usd per share) | $ / shares	$ 11.50
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, new issues (in shares)	4,500,000